ALLOWANCE FOR CREDIT LOSSES	12 Months Ended
Dec. 31, 2023
ALLOWANCE FOR CREDIT LOSSES
ALLOWANCE FOR CREDIT LOSSES

3. ALLOWANCE FOR CREDIT LOSSES

Allowance for credit losses is comprised of allowances for accounts receivable trade, advances to suppliers, warranty insurance receivable and other receivable. Warranty insurance receivable was included as a component of other non - current assets. Other receivable was included as a component of prepaid expenses and other current assets.

Accounts receivable trade, net consisted of the following:

	At December 31,	At December 31,
	2022	2023
	$	$
Accounts receivable trade, gross	1,020,880	961,745
Allowance for credit losses	(49,930)	(56,802)
Accounts receivable trade, net	970,950	904,943

Advances to suppliers, net consisted of the following:

	At December 31,	At December 31,
	2022	2023
	$	$
Advances to suppliers, gross	320,211	328,460
Allowance for credit losses	(1,375)	(2,424)
Advances to suppliers, net	318,836	326,036

Warranty insurance receivable, net consisted of the following:

	At December 31,	At December 31,
	2022	2023
	$	$
Warranty insurance receivable, gross	84,474	84,035
Allowance for credit losses	—	(1,300)
Warranty insurance receivable, net	84,474	82,735

Other receivable, net consisted of the following:

	At December 31,	At December 31,
	2022	2023
	$	$
Other receivable, gross	129,195	145,376
Allowance for credit losses	(9,999)	(11,878)
Other receivable, net	119,196	133,498

3. ALLOWANCE FOR CREDIT LOSSES (Continued)

The following table presents the change in the allowances for credit losses related to the Company’s accounts receivable trade, advances to suppliers, warranty insurance receivable and other receivable:

		Advances to
		Suppliers, Warranty
	Accounts Receivable	Insurance Receivable and
	Trade	Other Receivable
	$	$
Balance as of December 31, 2020	40,293	28,502
Provision for credit losses, net	7,171	444
Write-offs	(197)	(53)
Foreign exchange effect	(141)	186
Balance as of December 31, 2021	47,126	29,079
Provision for credit losses, net	4,349	1,424
Write-offs	(109)	(18,295)
Foreign exchange effect	(1,436)	(834)
Balance as of December 31, 2022	49,930	11,374
Provision for credit losses, net	7,381	4,633
Write-offs	(2,073)	(242)
Foreign exchange effect	1,564	(163)
Balance as of December 31, 2023	56,802	15,602